Label	Element	Value
Change Required for Carrying amount to equal recoverable amount [Member] | North America Retail [Member] | Forecasted EBITDA Over Forecast Period Minus Five Percent [Member]
Amount Change For Units Recoverable Amount To Be Equal To Carrying Amount	ifrs-full_AmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	0.030
Change Required for Carrying amount to equal recoverable amount [Member] | North America Retail [Member] | Terminal Growth Rate Plus Point One Percent [Member]
Amount Change For Units Recoverable Amount To Be Equal To Carrying Amount	ifrs-full_AmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	0.004
Change Required for Carrying amount to equal recoverable amount [Member] | Discount Rate Post Tax [Member] | North America Retail [Member] | Terminal Growth Rate minus Point One Percent [Member]
Amount Change For Units Recoverable Amount To Be Equal To Carrying Amount	ifrs-full_AmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	0.002